Income Taxes - Current and Deferred Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
India	$ 44,933	$ 63,408
Current	44,933	63,408
Income tax expense	$ 44,933	$ 63,408